STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

February 29, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.2%
Aerospace & Defense - .2%
HEICO Corp., Gtd. Notes	5.35	8/1/2033	71,000	[a]	70,690
Lockheed Martin Corp., Sr. Unscd. Notes	5.20	2/15/2055	320,000		314,790
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000		192,047
				577,527
Agriculture - .0%
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	50,000		51,222
Asset-Backed Certificates - .1%
CNH Equipment Trust, Ser. 2021-A, Cl. A3	0.40	12/15/2025	135,233		133,545
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	225,000		225,419
				358,964
Asset-Backed Certificates/Auto Receivables - 1.1%
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. A3	1.31	1/11/2027	246,532		239,434
Hertz Vehicle Financing LLC, Ser. 2021-1A, CI. A	1.21	12/26/2025	575,000	[b]	559,809
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	178,000		177,667
Hyundai Auto Receivables Trust, Ser. 2022-C, CI. A4	5.52	10/16/2028	376,000		379,972
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, CI. A3	4.51	11/15/2027	247,000		244,659
Nissan Auto Lease Trust, Ser. 2023-A, CI. A3	4.91	1/15/2026	348,000		346,680
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4	1.00	4/10/2028	380,000	[b]	366,168
Toyota Auto Receivables Owner Trust, Ser. 2022-D, CI. A3	5.30	9/15/2027	579,000		580,750
Toyota Auto Receivables Owner Trust, Ser. 2023-A, CI. A3	4.63	9/15/2027	202,000		200,362
				3,095,501
Automobiles & Components - .4%
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	280,000		228,482
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000		486,093
Volkswagen Group of America Finance LLC, Gtd. Notes	3.35	5/13/2025	420,000	[b]	409,250
				1,123,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.2% (continued)
Banks - 2.9%
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	110,000		102,529
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000	[a]	98,136
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	250,000		235,094
Bank of America Corp., Sr. Unscd. Notes	4.00	4/1/2024	68,000		67,904
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000	[a]	285,996
Bank of Montreal, Covered Bonds	3.75	7/25/2025	310,000	[b]	303,986
Barclays PLC, Sr. Unscd. Notes	3.93	5/7/2025	405,000		403,444
BNP Paribas SA, Sr. Notes	1.68	6/30/2027	250,000	[b]	228,855
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	260,000		234,023
Citizens Bank NA, Sr. Unscd. Notes	3.75	2/18/2026	250,000		239,669
Commonwealth Bank of Australia, Covered Bonds	3.21	5/27/2025	420,000	[b]	409,990
Cooperatieve Rabobank UA, Sr. Notes	1.34	6/24/2026	280,000	[b]	264,674
ING Groep NV, Sr. Unscd. Notes	3.55	4/9/2024	200,000		199,528
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000		315,025
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000		372,818
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000		249,037
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000		179,028
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000		587,598
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000		256,910
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	75,000		73,729
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000		288,141
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000		182,835
NatWest Group PLC, Sr. Unscd. Notes	4.27	3/22/2025	250,000		249,787
Royal Bank of Canada, Sr. Unscd. Notes	2.55	7/16/2024	230,000		227,315
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000		576,124
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	360,000	[a]	366,228
Truist Financial Corp., Sr. Unscd. Notes	2.50	8/1/2024	265,000		261,338
U.S. Bancorp, Sr. Unscd. Notes	2.40	7/30/2024	205,000		202,306

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 36.2% (continued)
Banks - 2.9% (continued)
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000	387,915
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000	310,728
				8,160,690
Beverage Products - .1%
PepsiCo, Inc., Sr. Unscd. Notes	3.60	3/1/2024	337,000	337,000
Building Materials - .2%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	395,000	367,026
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	200,000	201,835
				568,861
Chemicals - .1%
Nutrien Ltd., Sr. Unscd. Notes	3.95	5/13/2050	220,000	172,037
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	75,000	63,718
				235,755
Commercial Mortgage Pass-Through Certificates - .8%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR +1.37%)	6.69	12/15/2037	225,000	[b,c] 225,060
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	140,000	127,857
Commercial Mortgage Trust, Ser. 2014-UBS3, Cl. A3	3.55	6/10/2047	175,744	175,090
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000	220,463
DBCG Mortgage Trust, Ser. 2017-BBG, Cl. A, (1 Month PRIME FLAT)	8.50	6/15/2034	335,000	[b,c] 335,009
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	215,000	194,461
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1	1.91	10/20/2061	495,000	[b] 431,410
Wells Fargo Commercial Mortgage Trust, Ser. 2014-LC18, Cl. A4	3.15	12/15/2047	139,152	136,416
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, CI. A5	2.45	6/15/2053	135,000	115,488
WFRBS Commercial Mortgage Trust, Ser. 2014-C22, Cl. A4	3.49	9/15/2057	160,337	158,540
				2,119,794
Consumer Discretionary - .1%
Marriott International, Inc., Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	465,000	397,152
Diversified Financials - .6%
Aercap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	1.75	1/30/2026	225,000	209,154
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000	197,505

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.2% (continued)
Diversified Financials - .6% (continued)
Air Lease Corp., Sr. Unscd. Notes	2.88	1/15/2026	135,000	[a]	128,805
American Express Co., Sr. Unscd. Notes	2.50	7/30/2024	300,000		296,172
Capital One Financial Corp., Sr. Unscd. Notes	6.31	6/8/2029	198,000		202,790
Discover Financial Services, Sr. Unscd. Notes	6.70	11/29/2032	342,000		358,121
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	130,000		126,070
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	140,000	[a]	144,183
USAA Capital Corp., Sr. Unscd. Notes	2.13	5/1/2030	165,000	[b]	136,774
				1,799,574
Electronic Components - .1%
Trimble, Inc., Sr. Unscd. Notes	6.10	3/15/2033	260,000		271,846
Energy - .8%
Cameron LNG LLC, Sr. Scd. Notes	3.30	1/15/2035	260,000	[b]	215,213
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000		262,991
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	188,000		190,196
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	185,000		164,356
Enterprise Products Operating LLC, Gtd. Notes	3.30	2/15/2053	190,000		132,465
Equinor ASA, Gtd. Notes	3.25	11/18/2049	660,000		476,425
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	140,000		122,696
Kinder Morgan Energy Partners LP, Gtd. Notes	6.55	9/15/2040	210,000		217,347
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	110,000		106,704
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	210,000		188,648
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	76,000		77,371
Spectra Energy Partners LP, Gtd. Notes	4.75	3/15/2024	75,000		74,941
				2,229,353
Environmental Control - .3%
Republic Services, Inc., Sr. Unscd. Notes	2.38	3/15/2033	525,000		420,972
Republic Services, Inc., Sr. Unscd. Notes	2.50	8/15/2024	100,000		98,598
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	365,000		316,076
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	100,000		94,168
				929,814
Food Products - .2%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	180,000		156,606

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.2% (continued)
Food Products - .2% (continued)
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	270,000		223,889
Mondelez International, Inc., Sr. Unscd. Notes	2.13	3/17/2024	151,000		150,793
				531,288
Foreign Governmental - .7%
British Columbia, Sr. Unscd. Bonds	2.25	6/2/2026	520,000		492,973
Hungary, Sr. Unscd. Notes	5.25	6/16/2029	250,000	[b]	245,909
Italy, Sr. Unscd. Notes	1.25	2/17/2026	400,000		369,647
Italy, Sr. Unscd. Notes	2.88	10/17/2029	225,000		198,704
Mexico, Sr. Unscd. Notes	2.66	5/24/2031	510,000		422,734
Romania, Sr. Unscd. Notes	6.00	5/25/2034	210,000		204,948
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000		58,525
				1,993,440
Health Care - 1.5%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000		201,360
Amgen, Inc., Sr. Unscd. Notes	3.15	2/21/2040	255,000		191,450
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	225,000		225,066
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	160,000		129,699
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000		196,751
Bio-Rad Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	430,000		383,181
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.20	6/15/2026	89,000		85,666
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.40	7/26/2029	25,000		23,319
Cencora, Inc., Sr. Unscd. Notes	3.25	3/1/2025	130,000		127,224
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	50,000		48,545
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	350,000	[a]	312,471
DH Europe Finance II SARL, Gtd. Notes	2.60	11/15/2029	180,000		160,108
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	5.91	11/22/2032	380,000		395,090
Gilead Sciences, Inc., Sr. Unscd. Notes	3.65	3/1/2026	75,000		72,840
Gilead Sciences, Inc., Sr. Unscd. Notes	4.75	3/1/2046	110,000		100,056
Illumina, Inc., Sr. Unscd. Notes	5.75	12/13/2027	86,000		86,773
Laboratory Corp. of America Holdings, Sr. Unscd. Notes	3.60	2/1/2025	350,000		343,121
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	50,000		46,444
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	60,000		56,362
Pfizer, Inc., Sr. Unscd. Notes	3.45	3/15/2029	55,000		51,732
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	1.75	9/15/2030	112,000		90,628
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	325,000	[a]	259,524

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.2% (continued)
Health Care - 1.5% (continued)
The Cigna Group, Gtd. Notes	4.38	10/15/2028	295,000		286,478
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.88	8/15/2029	150,000		136,151
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	155,000		142,738
				4,152,777
Industrial - .1%
GE Capital Funding LLC, Gtd. Notes	4.55	5/15/2032	247,000		237,484
Insurance - .8%
Five Corners Funding Trust II, Sr. Unscd. Notes	2.85	5/15/2030	260,000	[b]	225,509
Jackson Financial, Inc., Sr. Unscd. Notes	3.13	11/23/2031	195,000		161,382
Massachusetts Mutual Life Insurance Co., Sub. Notes	3.38	4/15/2050	225,000	[b]	154,696
MassMutual Global Funding II, Scd. Notes	2.95	1/11/2025	200,000	[b]	195,911
Metropolitan Life Global Funding I, Sr. Scd. Notes	3.00	9/19/2027	545,000	[b]	506,863
New York Life Insurance Co., Sub. Notes	3.75	5/15/2050	339,000	[b]	259,243
Pacific Life Global Funding II, Scd. Notes	1.20	6/24/2025	375,000	[b]	355,997
Pacific Life Global Funding II, Scd. Notes	1.38	4/14/2026	270,000	[b]	249,430
Pricoa Global Funding I, Scd. Notes	2.40	9/23/2024	155,000	[b]	152,300
Principal Financial Group, Inc., Gtd. Notes	4.30	11/15/2046	125,000		103,702
				2,365,033
Internet Software & Services - .1%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	225,000	[a]	233,121
Media - .3%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	4.91	7/23/2025	185,000		182,490
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000		294,686
Comcast Corp., Gtd. Notes	2.89	11/1/2051	210,000		133,070
Comcast Corp., Gtd. Notes	6.50	11/15/2035	43,000		46,830
The Walt Disney Company, Gtd. Notes	6.65	11/15/2037	245,000		277,685
				934,761

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.2% (continued)
Metals & Mining - .2%
Anglo American Capital PLC, Gtd. Notes	2.63	9/10/2030	400,000	[b]	337,004
Glencore Funding LLC, Gtd. Notes	2.63	9/23/2031	415,000	[b]	344,510
				681,514
Municipal Securities - .5%
California, GO, Ser. A	2.38	10/1/2026	230,000		217,152
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000		54,298
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000		53,342
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000		40,319
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000		38,545
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000		114,161
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000		23,365
Los Angeles Department of Water & Power, Revenue Bonds (Build America Bonds)	5.72	7/1/2039	120,000		125,594
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000		107,056
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds)	6.55	11/15/2031	225,000		238,638
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds) Ser. A2	6.09	11/15/2040	10,000		10,638
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding, Ser. C	2.55	10/1/2028	250,000		228,523
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000		142,357
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000		125,460
				1,519,448
Real Estate - 1.0%
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.80	4/15/2026	225,000		218,612
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000		208,018
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	240,000	[a]	239,950
AvalonBay Communities, Inc., Sr. Unscd. Notes	3.30	6/1/2029	215,000		198,281

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.2% (continued)
Real Estate - 1.0% (continued)
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	740,000		605,131
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	235,000		202,479
Prologis LP, Sr. Unscd. Notes	2.13	4/15/2027	40,000		36,755
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	120,000		102,983
Realty Income Corp., Sr. Unscd. Notes	2.85	12/15/2032	225,000		185,545
SBA Tower Trust, Asset Backed Notes	2.84	1/15/2025	210,000	[b]	205,302
Simon Property Group LP, Sr. Unscd. Notes	3.50	9/1/2025	230,000	[a]	224,475
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000		224,072
				2,651,603
Retailing - .3%
7-Eleven, Inc., Sr. Unscd. Notes	2.80	2/10/2051	280,000	[a,b]	173,733
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	200,000		181,076
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	110,000	[a]	106,150
Lowe's Cos., Inc., Sr. Unscd. Notes	5.63	4/15/2053	357,000	[a]	354,644
				815,603
Semiconductors & Semiconductor Equipment - .3%
Broadcom, Inc., Sr. Unscd. Notes	3.42	4/15/2033	225,000	[b]	192,243
NXP BV/ NXP Funding LLC/ NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000		336,579
SK Hynix, Inc., Sr. Unscd. Notes	5.50	1/16/2029	210,000	[a]	209,759
				738,581
Supranational Bank - .4%
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	520,000		504,699
International Finance Facility for Immunisation Co., Sr. Unscd. Notes	1.00	4/21/2026	560,000		516,936
				1,021,635
Technology Hardware & Equipment - .2%
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	330,000		313,222
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	68,000		68,766
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.90	10/15/2025	105,000		104,321
				486,309
Telecommunication Services - .6%
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	438,000		345,610
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC, Sr. Scd. Notes	4.74	3/20/2025	62,500	[b]	62,092

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.2% (continued)
Telecommunication Services - .6% (continued)
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000		135,017
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000		250,761
T-Mobile USA, Inc., Gtd. Notes	5.20	1/15/2033	180,000		178,994
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000		41,368
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	140,000	[a]	133,002
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000		469,286
				1,616,130
Transportation - .4%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	130,000		115,677
Canadian Pacific Railway Co., Gtd. Notes	3.00	12/2/2041	125,000		106,291
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000	[a]	358,761
CSX Corp., Sr. Unscd. Notes	3.35	11/1/2025	205,000		199,086
FedEx Corp., Gtd. Notes	4.40	1/15/2047	205,000		170,498
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	158,000		158,398
				1,108,711
U.S. Government Agencies Collateralized Mortgage Obligations - .4%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C	2.75	9/25/2029	265,000	[d]	236,404
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C	2.75	11/25/2029	255,000	[d]	226,743
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	461,788		454,848
Government National Mortgage Association, Ser. 2022-177, CI. PL	6.00	6/20/2051	233,355		236,674
				1,154,669
U.S. Government Agencies Collateralized Municipal-Backed Securities - .5%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2	3.56	1/25/2029	560,000	[d]	532,563

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.2% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities - .5% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2	3.42	2/25/2029	545,000	[d]	514,800
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2	2.79	6/25/2029	515,000	[d]	469,989
				1,517,352
U.S. Government Agencies Mortgage-Backed - 9.6%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051			2,379,269	[d]	1,879,260
2.50%, 11/1/2027-9/1/2050			1,264,408	[d]	1,053,682
3.00%, 6/1/2031-12/1/2046			468,448	[d]	419,647
3.50%, 4/1/2035-9/1/2049			1,247,262	[d]	1,153,923
5.50%, 1/1/2036-8/1/2053			971,186	[d]	971,004
Federal National Mortgage Association:
1.50%, 3/1/2051			483,232	[d]	362,012
2.00%, 8/1/2036-12/1/2051			5,713,693	[d]	4,567,499
2.50%, 9/1/2028-1/1/2052			3,779,001	[d]	3,159,646
3.00%, 6/1/2028-12/1/2050			3,133,796	[d]	2,787,265
3.50%, 8/1/2034-10/1/2050			2,988,236	[d]	2,726,370
4.00%, 7/1/2042-8/1/2052			3,797,145	[d]	3,531,291
4.50%, 2/1/2039-10/1/2052			2,193,868	[d]	2,107,810
5.00%, 4/1/2035-12/1/2048			243,902	[d]	241,750
5.50%, 9/1/2034-5/1/2039			20,157	[d]	20,475
8.00%, 3/1/2030			67	[d]	67
Government National Mortgage Association I:
5.50%, 4/15/2033			6,702		6,835
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051			1,227,710		1,081,793
3.50%, 7/20/2047-2/20/2052			775,856		705,375
4.00%, 10/20/2047-1/20/2048			186,901		175,991
4.50%, 7/20/2048			59,602		57,705
				27,009,400
U.S. Treasury Securities - 8.8%
U.S. Treasury Bonds	1.75	8/15/2041	5,195,000		3,461,372
U.S. Treasury Bonds	2.25	2/15/2052	4,970,000		3,252,438
U.S. Treasury Bonds	2.38	5/15/2051	2,703,000		1,824,842
U.S. Treasury Inflation Indexed Notes	0.13	1/15/2031	530,262	[e]	470,186
U.S. Treasury Inflation Indexed Notes	0.13	4/15/2027	1,347,161	[e]	1,270,109
U.S. Treasury Notes	0.88	9/30/2026	1,825,000		1,667,023

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 36.2% (continued)
U.S. Treasury Securities - 8.8% (continued)
U.S. Treasury Notes	1.13	1/15/2025	1,080,000	[a]	1,043,763
U.S. Treasury Notes	3.63	5/31/2028	2,250,000	[a]	2,190,630
U.S. Treasury Notes	3.63	3/31/2030	915,000		883,118
U.S. Treasury Notes	4.13	7/31/2028	3,604,000	[a]	3,579,363
U.S. Treasury Notes	4.75	7/31/2025	3,130,000		3,126,454
U.S. Treasury Strip Principal, Bonds	0.00	5/15/2043	2,510,000	[a,f]	1,056,084
U.S. Treasury Strip Principal, Bonds	0.00	2/15/2049	2,500,000	[f]	827,755
				24,653,137
Utilities - 1.5%
American Electric Power Co., Inc., Sr. Unscd. Notes	3.25	3/1/2050	155,000		106,622
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	95,000		89,035
CenterPoint Energy Houston Electric LLC, Mortgage Notes	5.15	3/1/2034	1,050,000		1,048,868
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000		155,529
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	165,000		161,197
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000		257,980
Electricite de France SA, Sr. Unscd. Notes	6.25	5/23/2033	200,000	[a,b]	209,035
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	215,000		205,155
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000		88,375
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	125,000		105,347
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	25,000		25,125
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	230,000		225,765
NRG Energy, Inc., Sr. Scd. Notes	2.45	12/2/2027	440,000	[b]	393,242
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000		604,378
Sempra, Sr. Unscd. Notes	3.40	2/1/2028	100,000		94,092
Sierra Pacific Power Co., Mortgage Notes, Ser. P	6.75	7/1/2037	25,000		26,652
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	40,000	[a]	29,311
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000		226,513
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	132,000		131,673
				4,183,894
Total Bonds and Notes (cost $112,136,956)			101,862,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 60.4%
Advertising - .5%
Publicis Groupe SA	7,278	[g] 769,566
The Interpublic Group of Companies, Inc.	22,946	720,504
		1,490,070
Aerospace & Defense - 1.5%
BAE Systems PLC	16,870	264,574
Howmet Aerospace, Inc.	22,649	1,507,291
L3Harris Technologies, Inc.	3,633	768,961
Melrose Industries PLC	16,118	[g] 129,297
Northrop Grumman Corp.	1,487	685,537
The Boeing Company	4,608	[g] 938,742
		4,294,402
Agriculture - .4%
British American Tobacco PLC	7,972	236,559
Darling Ingredients, Inc.	8,766	[g] 370,889
Philip Morris International, Inc.	4,843	435,676
		1,043,124
Automobiles & Components - .6%
Cie Generale des Etablissements Michelin SCA	10,708	396,944
Daimler Truck Holding AG	2,279	93,082
General Motors Co.	16,426	673,137
Mercedes-Benz Group AG	7,349	585,358
		1,748,521
Banks - 2.6%
Bank of America Corp.	21,474	741,282
BNP Paribas SA	9,150	548,308
Citigroup, Inc.	17,410	966,081
First Horizon Corp.	37,880	534,108
ING Groep NV	35,122	482,086
JPMorgan Chase & Co.	16,113	2,997,985
Mizuho Financial Group, Inc.	6,300	117,476
Sumitomo Mitsui Financial Group, Inc.	9,100	506,793
Truist Financial Corp.	13,523	473,035
		7,367,154
Beverage Products - .2%
Diageo PLC	16,520	618,105
Building Materials - 1.4%
CRH PLC	11,971	1,009,275
CRH PLC	6,370	529,086
Johnson Controls International PLC	13,869	822,016
Trane Technologies PLC	6,140	1,731,296
		4,091,673

Description	Shares		Value ($)
Common Stocks - 60.4% (continued)
Chemicals - .5%
CF Industries Holdings, Inc.	8,480		684,506
Evonik Industries AG	11,173	[g]	205,927
Vulcan Materials Co.	1,228		326,464
Yara International ASA	2,525		78,521
		1,295,418
Commercial & Professional Services - 2.0%
Ashtead Group PLC	2,546		183,767
Block, Inc.	25,987	[g]	2,065,187
Brambles Ltd.	10,236		100,311
Cintas Corp.	1,885		1,184,930
CoStar Group, Inc.	25,489	[g]	2,218,308
		5,752,503
Consumer Discretionary - 1.5%
Aristocrat Leisure Ltd.	2,074		62,958
Bunzl PLC	2,364		94,240
Dolby Laboratories, Inc., Cl. A	7,003		567,243
Ferguson PLC	665		138,715
International Game Technology PLC	20,972	[g]	569,809
ITOCHU Corp.	10,800		470,660
Las Vegas Sands Corp.	24,436		1,332,251
Peloton Interactive, Inc., Cl. A	43,385	[a,g]	196,100
Planet Fitness, Inc., Cl. A	8,190	[g]	508,189
Sony Group Corp.	2,400		206,332
		4,146,497
Consumer Durables & Apparel - .3%
Burberry Group PLC	9,047		146,712
Kering SA	798		367,781
LVMH Moet Hennessy Louis Vuitton SE	393		359,937
		874,430
Consumer Staples - .4%
Kenvue, Inc.	53,710		1,020,490
Unilever PLC	1,638		80,105
		1,100,595
Diversified Financials - 2.5%
Ameriprise Financial, Inc.	789		321,407
Ares Management Corp., Cl. A	6,214		824,163
ASX Ltd.	10,246		438,351
CME Group, Inc.	7,097		1,563,824
LPL Financial Holdings, Inc.	2,508		671,868
Morgan Stanley	5,456		469,434
Singapore Exchange Ltd.	28,700		202,382

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 60.4% (continued)
Diversified Financials - 2.5% (continued)
The Goldman Sachs Group, Inc.	4,179		1,625,840
Voya Financial, Inc.	14,205		971,054
		7,088,323
Electronic Components - 1.1%
AMETEK, Inc.	8,821		1,589,368
Casio Computer Co. Ltd.	15,600		124,673
Eaton Corp. PLC	2,431		702,559
Hubbell, Inc.	1,860		708,046
		3,124,646
Energy - 3.7%
BP PLC	32,854		191,830
ConocoPhillips	13,749		1,547,312
Diamondback Energy, Inc.	2,361		430,930
Eni SpA	13,099		201,691
EQT Corp.	76,688		2,848,959
Marathon Petroleum Corp.	5,060		856,304
Occidental Petroleum Corp.	18,218		1,104,193
OMV AG	4,276	[g]	188,399
Phillips 66	7,913		1,127,682
Schlumberger NV	24,697		1,193,606
Shell PLC	21,251		659,456
		10,350,362
Environmental Control - .7%
Veralto Corp.	13,909		1,202,016
Waste Connections, Inc.	3,968		660,434
		1,862,450
Food Products - .2%
Koninklijke Ahold Delhaize NV	7,368		219,189
Tate & Lyle PLC	35,667	[g]	270,411
		489,600
Health Care - 10.5%
AbbVie, Inc.	3,653		643,111
Alcon, Inc.	7,346	[g]	621,104
Alcon, Inc.		[a,g]	0
Align Technology, Inc.	3,302	[g]	998,591
Alnylam Pharmaceuticals, Inc.	4,320	[g]	652,709
Amgen, Inc.	1,175		321,750
Bayer AG	11,000		334,173
Becton, Dickinson and Co.	6,267		1,476,192
Biogen, Inc.	1,194	[g]	259,086
BioMarin Pharmaceutical, Inc.	12,223	[g]	1,054,600
Bio-Techne Corp.	13,069		961,486
Boston Scientific Corp.	26,519	[g]	1,755,823
Centene Corp.	11,031	[g]	865,161

Description	Shares		Value ($)
Common Stocks - 60.4% (continued)
Health Care - 10.5% (continued)
Danaher Corp.	12,010		3,040,211
DexCom, Inc.	12,527	[g]	1,441,482
Eli Lilly & Co.	1,903		1,434,253
FUJIFILM Holdings Corp.	1,900		120,364
Globus Medical, Inc., Cl. A	11,113	[g]	599,991
GSK PLC	14,340		301,185
Illumina, Inc.	13,877	[g]	1,940,421
Inspire Medical Systems, Inc.	2,138	[g]	382,788
Intuitive Surgical, Inc.	4,172	[g]	1,608,723
Medtronic PLC	19,648		1,637,857
Novartis AG	979		98,961
Regeneron Pharmaceuticals, Inc.	816	[g]	788,329
Repligen Corp.	3,593	[g]	697,006
Roche Holding AG	1,227		321,609
Sanofi SA	5,350		508,303
Sanofi SA, ADR	12,778	[g]	611,427
Sarepta Therapeutics, Inc.	8,522	[g]	1,089,964
Shionogi & Co. Ltd.	2,000		99,747
Sonova Holding AG	944	[g]	290,947
UnitedHealth Group, Inc.	4,238		2,091,877
Zoetis, Inc.	3,002		595,387
		29,644,618
Industrial - .8%
ACS Actividades de Construccion y Servicios SA	3,356	[a]	137,603
Ingersoll Rand, Inc.	18,179		1,660,288
Mitsubishi Electric Corp.	6,700		105,974
Vinci SA	2,283		292,276
		2,196,141
Information Technology - 5.9%
Akamai Technologies, Inc.	5,477	[g]	607,509
CACI International, Inc., Cl. A	1,805	[g]	676,604
Dynatrace, Inc.	12,061	[g]	597,623
HubSpot, Inc.	2,486	[g]	1,538,362
International Business Machines Corp.	5,607		1,037,463
Microsoft Corp.	20,232		8,368,764
MongoDB, Inc.	1,591	[g]	712,100
Roper Technologies, Inc.	2,416		1,316,068
Snowflake, Inc., Cl. A	4,325	[g]	814,311
Twilio, Inc., Cl. A	16,840	[g]	1,003,496
		16,672,300
Insurance - 3.2%
Allianz SE	850		233,223

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 60.4% (continued)
Insurance - 3.2% (continued)
American International Group, Inc.	11,357		827,812
Aon PLC, Cl. A	1,034		326,734
Assurant, Inc.	5,536		1,004,507
AXA SA	4,700		167,126
Berkshire Hathaway, Inc., Cl. B	5,757	[g]	2,356,916
Hiscox Ltd.	25,195	[g]	360,959
Muenchener Rueckversicherungs-Gesellschaft AG	329		153,088
RenaissanceRe Holdings Ltd.	5,623		1,264,163
The Allstate Corp.	8,787		1,401,702
Willis Towers Watson PLC	3,823		1,042,188
		9,138,418
Internet Software & Services - 7.2%
Alphabet, Inc., Cl. A	4,947	[g]	684,962
Alphabet, Inc., Cl. C	46,149	[g]	6,450,707
Amazon.com, Inc.	46,374	[g]	8,197,068
Chewy, Inc., Cl. A	13,195	[a,g]	232,760
Pinterest, Inc., Cl. A	24,841	[g]	911,665
Shopify, Inc., Cl. A	26,565	[g]	2,028,769
Trend Micro, Inc.	1,100		53,592
Uber Technologies, Inc.	20,148	[g]	1,601,766
		20,161,289
Media - .6%
Netflix, Inc.	1,462	[g]	881,469
The Walt Disney Company	7,696		858,720
		1,740,189
Metals & Mining - .8%
Freeport-McMoRan, Inc.	26,263		993,004
Newmont Corp.	30,837		963,656
Rio Tinto PLC	3,983		255,606
		2,212,266
Real Estate - .1%
Klepierre SA	4,781		121,414
Sun Hung Kai Properties Ltd.	15,500		157,246
		278,660
Retailing - .7%
Lululemon Athletica, Inc.	1,157	[g]	540,423
Restaurant Brands International, Inc.	7,788	[a]	604,738
RH	1,555	[g]	426,692
Ross Stores, Inc.	3,035		452,094
		2,023,947
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc.	1,846	[g]	355,410

Description		Shares	Value ($)
Common Stocks - 60.4% (continued)
Semiconductors & Semiconductor Equipment - 5.5% (continued)
Advantest Corp.		2,800	131,473
Applied Materials, Inc.		14,896	3,003,332
ASML Holding NV		384	363,310
Intel Corp.		13,236	569,810
Micron Technology, Inc.		12,284	1,113,053
NVIDIA Corp.		11,926	9,434,897
Renesas Electronics Corp.		10,900	179,310
STMicroelectronics NV		1,848	84,014
Tokyo Electron Ltd.		1,200	296,751
			15,531,360
Technology Hardware & Equipment - 2.7%
Apple, Inc.		40,624	7,342,788
Fujitsu Ltd.		1,100	171,586
			7,514,374
Telecommunication Services - 1.1%
AT&T, Inc.		58,099	983,616
Cisco Systems, Inc.		25,691	1,242,674
Nippon Telegraph & Telephone Corp.		190,000	231,352
Orange SA		48,174	552,276
			3,009,918
Transportation - .6%
AP Moller - Maersk A/S, Cl. B		39	55,075
DHL Group		5,345	[g] 247,939
FedEx Corp.		4,060	1,010,818
Kuehne + Nagel International AG		791	[g] 266,308
			1,580,140
Utilities - .6%
Constellation Energy Corp.		7,059	1,189,089
Enel SpA		25,892	164,794
SSE PLC		10,197	209,275
			1,563,158
Total Common Stocks (cost $118,943,994)		170,004,651

Preferred Stocks - .1%
Automobiles & Components - .1%
Volkswagen AG (cost $262,276)	7.40	1,687	[g] 228,649

Exchange-Traded Funds - 1.3%
Registered Investment Companies - 1.3%
iShares Core U.S. Aggregate Bond ETF		16,639	1,619,807

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Exchange-Traded Funds - 1.3% (continued)
Registered Investment Companies - 1.3% (continued)
iShares MSCI EAFE ETF			5,516	426,111
SPDR S&P 500 ETF Trust			3,121	1,585,718
Total Exchange-Traded Funds (cost $3,363,427)			3,631,636
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 2.1%
Registered Investment Companies - 2.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,991,323)	5.41		5,991,323	[h] 5,991,323

Investment of Cash Collateral for Securities Loaned - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,953,004)	5.41		4,953,004	[h] 4,953,004
Total Investments (cost $245,650,980)			101.9%	286,672,031
Liabilities, Less Cash and Receivables			(1.9%)	(5,244,374)
Net Assets			100.0%	281,427,657

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GO—General Obligation

PRIME—Prime Lending Rate

SPDR—Standard & Poor's Depository Receipt

TSFR—Term Secured Overnight Financing Rate Reference Rates

a Security, or portion thereof, on loan. At February 29, 2024, the value of the fund’s securities on loan was $12,582,102 and the value of the collateral was $12,910,386, consisting of cash collateral of $4,953,004 and U.S. Government & Agency securities valued at $7,957,382. In addition, the value of collateral may include pending sales that are also on loan.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities were valued at $8,149,217 or 2.9% of net assets.

c Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

d The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

f Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

g Non-income producing security.

h Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Opportunity Fund

February 29, 2024 (Unaudited)

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	3,885,875		-	3,885,875
Commercial Mortgage-Backed	-	1,688,384		-	1,688,384
Corporate Bonds	-	38,441,063		-	38,441,063
Equity Securities - Common Stocks	152,668,210	17,336,441	††	-	170,004,651
Equity Securities - Preferred Stocks	-	228,649	††	-	228,649
Exchange-Traded Funds	3,631,636	-		-	3,631,636
Foreign Governmental	-	1,993,440		-	1,993,440
Investment Companies	10,944,327	-		-	10,944,327
Municipal Securities	-	1,519,448		-	1,519,448
U.S. Government Agencies Collateralized Mortgage Obligations	-	1,154,669		-	1,154,669
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	1,517,352		-	1,517,352
U.S. Government Agencies Mortgage-Backed	-	27,009,400		-	27,009,400
U.S. Treasury Securities	-	24,653,137		-	24,653,137

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills)are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at February 29, 2024 is discussed below.

At February 29, 2024, accumulated net unrealized appreciation on investments was $41,021,051, consisting of $56,160,381 gross unrealized appreciation and $15,139,330 gross unrealized depreciation

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.